UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                 THE GLOBAL X/ INTERBOLSA FTSE COLOMBIA 20 ETF (Exact name of registrant as specified in charter)
                                    --------


                           410 Park Avenue, 4th Floor
                               New York, NY 10022
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 493-8631

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: JULY 31, 2009


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ITEM 1.   SCHEDULE OF INVESTMENTS

                                [GRAPHIC OMITTED]
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JULY 31, 2009
.................................................................................

                                                        Shares        Value
                                                     ---------------------------

COMMON STOCK++ -- 98.6%
COLOMBIA -- 98.6%
CONSUMER DISCRETIONARY -- 1.4%





   Cia Colombiana del Tejidos*                         57,026,994 $       26,897
   Textiles Fabricato Tejicondor*                       1,782,074         20,488
                                                                  --------------
                                                                          47,385
                                                                  --------------
CONSUMER STAPLES -- 10.1%
   Almacenes Exito                                          8,674         68,355

   Almacenes Exito * - Non - Dividend Shares               16,657        131,266
Grupo Nac onal de Chocolates                               19,338        173,295
                                                                  --------------
                                                                         372,916
                                                                  --------------
ENERGY -- 20.7%
   Ecopetrol ADR                                           27,878        768,596
                                                                  --------------

FINANCIALS -- 47.1%
   Banco de Bogota                                         11,532        166,005
   Banco de Credito Helm Financial Services               254,226         50,835
   BanColomb a ADR                                         22,100        709,631
   Bolsa de  alores de Colombia                         8,414,068        112,855
   Cia Colom iana de Inversiones                           10,480        159,718
   Financier  Colombiana                                   19,110        182,143
   Grupo Ava  Acciones y Valores                          522,790        167,209
   Interbols *                                             27,412         23,568
   Surameric na de Inversiones                             16,584        175,829
                                                                  --------------
                                                                       1,747,793
                                                                  --------------
INDUSTRIALS -- 0.4%
   Tableros y Maderas de Caldas                         5,373,665         14,494
                                                                  --------------

MATERIALS -- 9.4%
   Cementos Argos                                          39,086        174,748
   Inversiones Argos                                       28,174        175,240
                                                                  --------------
                                                                         349,988
                                                                  --------------

                                [GRAPHIC OMITTED]
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JULY 31, 2009
.................................................................................


                                                       Shares        Value
                                                      --------------------------
TELECOMMUNICATION SERVICES -- 2.5%
   Empresa de Telecomunicaciones de Bogota               192,124  $       91,937
                                                                  --------------

UTILITIES -- 7.0%
   Interconexion Electrica                                37,436         191,282
   Isagen                                                 61,256          65,789
                                                                  --------------
                                                                         257,040
                                                                  --------------
TOTAL  COMMON STOCK
       (Cost $2,636,541)
                                                                     3,650,149
                                                                  --------------
CASH EQUIVALENT -- 1.5%
   Brown Brothers
       0.034%, 08/03/09                                  54,303           54,303
                                                                  --------------

TOTAL CASH EQUIVALENT                                                     54,303
      (Cost $54,303)                                              --------------

TOTAL INVESTMENTS -- 100.1%
   (Cost $2,690,844) +                                            $    3,704,452
                                                                  ==============

LIABILITIES IN EXCESS OF OTHER ASSETS, NET-- (0.1)%               $      (2,359)
                                                                  -------------
NET ASSETS --100%                                                 $    3,706,811
                                                                  --------------

* NON-INCOME PRODUCING SECURITY.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,690,844 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,014,757 AND $(1,149), RESPECTIVELY

++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR -- AMERICAN DEPOSITARY RECEIPT.

                                [GRAPHIC OMITTED]
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JULY 31, 2009
.................................................................................


The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

Investments in
Securities                 Level 1         Level 2      Level 3            Total
                       ---------------------------------------------------------
   Common Stock     $    3,650,149     $    --       $     --      $   3,650,149
   Cash
   Equivalent                  --        54,303             --            54,303
Total
Investments in      --------------     -------------  ------------ -------------
Securities          $   3,650,149      $ 54,303      $      -      $   3,704,452


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 GLX-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       The Global X/ InterBolsa FTSE
                                Colombia 20 ETF


By (Signature and Title)*                           \s\ Bruno del Ama
                                                    -----------------
                                                    Bruno del Ama
                                                    President


Date:  September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                           \s\ Bruno del Ama
                                                    -----------------
                                                    Bruno del Ama
                                                    President

Date:  September 22, 2009


By (Signature and Title)*                           \s\ Jose C. Gonzalez
                                                    --------------------
                                                    Jose C. Gonzalez
                                                    CFO



Date:  September 22, 2009

* Print the name and title of each signing officer under his or her signature.